Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities

	December 31
	2019	2018
Deferred tax assets:
Carryforward tax losses	$10,369	$10,096
Research and development credit	2,716	2,032
Accrued social benefits and other	425	472

	13,510	12,600
Less - valuation allowance	(13,510)	(12,600)

Net deferred tax assets	$-	$-

Schedule of components of income (loss) before income taxes
	Year ended December 31,
	2019	2018	2017

Domestic	$(7,107)	$(2,372)	$4,751
Foreign	444	20	(1,767)

Income (loss) before income taxes	$(6,663)	$(2,352)	$2,984

Schedule of reconciliation of theoretical tax benefit and actual tax expense
	Year ended December 31,
	2019	2018	2017

Income (loss) before income taxes, as reported in the statements of operations	$(6,663)	$(2,352)	$2,984

Statutory tax rate in Israel	23%	23%	24%

Theoretical tax benefit	$(1,532)	$(541)	$716

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	12	(55)	(166)
Non-deductible expenses and other permanent differences	473	446	987
Differences in taxes arising from foreign currency exchange, net	42	208	(856)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	910	(20)	(554)
Withholding taxes that were deducted by the Company's customers	-	10	32
Other	264	15	(76)

Income taxes	$169	$63	$83